UNUSED LINES OF CREDIT	12 Months Ended
Dec. 31, 2011
UNUSED LINES OF CREDIT

NOTE 9- UNUSED LINES OF CREDIT

The Bank had available at the end of 2011 unused short-term lines of credit to purchase up to $11,500,000 of federal funds from unrelated correspondent institutions. The Bank also has a credit availability agreement with the Federal Home Loan Bank totaling 15 percent of the Bank’s qualifying assets as of any quarter end. As of December 31, 2011, the available credit totaled approximately $23,916,000 and there were no borrowings outstanding. Any borrowings from the FHLB will be secured by a blanket lien on all of the Bank's 1-4 family residential first lien mortgage loans and/or investment securities and the Federal Home Loan Bank stock that has a carrying value of $253,100 as of December 31, 2011.